Income Taxes (Details 1) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory rate	$ 11,020	$ 8,307	$ 6,867
Untaxable earnings	12,073	(320)	(4,750)
State income taxes – net of federal benefit	3,911	(457)	578
Change in valuation allowances	(18,706)	13,063
Effect of foreign income taxes	(327)	4,358	266
Effect of uncertain tax positions	2,709
Ratable allocation related to acquisition		(19,608)
Prior year true-ups		5,191
Other	265	(1,128)	(683)
Income tax expense	$ 10,945	$ 9,406	$ 2,278